Accumulated Other Comprehensive Loss - Changes in AOCL (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ (978,359)	$ (1,016,713)	$ (897,959)	$ (950,565)
Net current period change, net of income taxes			(3,543)
Amounts reclassified from AOCI, net of income taxes			(1,211)
Ending balance	(1,077,326)	(995,466)	(1,077,326)	(995,466)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(69,697)	(70,694)	(69,676)	(71,195)
Ending balance	(74,430)	$ (72,595)	(74,430)	$ (72,595)
Cumulative Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(30,009)
Net current period change, before income taxes			(4,717)
Amounts reclassified from AOCI, before income taxes			0
Ending balance	(34,726)		(34,726)
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			2,160
Net current period change, before income taxes			0
Amounts reclassified from AOCI, before income taxes			(2,160)
Ending balance	0		0
Defined Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(37,334)
Net current period change, before income taxes			0
Amounts reclassified from AOCI, before income taxes			443
Ending balance	(36,891)		(36,891)
Income Taxes
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance			(4,493)
Net current period change, income taxes			1,174
Amounts reclassified from AOCI, income taxes			506
Ending balance	$ (2,813)		$ (2,813)